PROPERTY, PLANT AND EQUIPMENT, NET (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
Foreign currency translation adjustment included in accumulated depreciation	$ 2,640	$ 157
Property, plant and equipment, net
Depreciation expenses	(22,182)	(22,407)	(21,984)
Continuing operations
Property, plant and equipment, net
Depreciation expenses	(22,182)	(21,747)	(20,763)
Cost of revenues | Continuing operations
Property, plant and equipment, net
Depreciation expenses	(21,841)	(21,402)	(20,466)
General and administrative expenses | Continuing operations
Property, plant and equipment, net
Depreciation expenses	$ (341)	$ (345)	$ (297)